Financial Risk Management - Summary of Foreign Currency Risk Arising From Financial Assets and Liabilities, Which Are Denominated In Currencies Other Than The US Dollar (Detail) - Currency risk [member] - USD ($)
$ in Millions
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	$ (3,396)	$ (4,041)
AUD
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(3,649)	(4,421)
CLP
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(602)	(649)
GBP
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	388	535
EUR
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	280	366
Other
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	$ 187	$ 128